As filed with the Securities and Exchange Commission on December 23, 2010

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 107	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

Amendment No. 107	(X)

MAXIM SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code: (866) 831-7129

Mitchell T.G. Graye

President and Chief Executive Officer

Maxim Series Fund, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:

Ann B. Furman, Esq.

Jorden Burt LLP

1025 Thomas Jefferson St. N. W.

Suite 400 East

Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on December 31, 2010, pursuant to paragraph (b)(1)(iii) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485
75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

x	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 106 to this Registration Statement, which was filed pursuant to Rule 485(a)(2) on October 15, 2010. The new effective date is December 31, 2010. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado on the 22nd day of December 2010.

MAXIM SERIES FUND, INC.
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive
Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ M.T.G. Graye	Chairman, President	December 22, 2010
M.T.G. Graye	and Chief Executive
Officer

/s/ C.P. Nelson	Director	December 22, 2010
C.P. Nelson

/s/ R.P. Koeppe	Director	December 22, 2010
R.P. Koeppe*

/s/ G.H. Klapper	Director	December 22, 2010
G.H. Klapper*

/s/ S. Zisman	Director	December 22, 2010
S. Zisman*

/s/ M.C. Maiers	Chief Financial Officer,	December 22, 2010
M.C. Maiers	Treasurer and
Investment Operations
Compliance Officer

*By:	/s/ B. A. Byrne	December 22, 2010
B.A. Byrne
Attorney-in-fact

Powers of Attorney for Messrs. Koeppe and Zisman are incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to  the  Registration  Statement  filed  on  June 25, 1997  (File No. 2-77503).  Power  of  Attorney  for  Ms.  Klapper  is incorporated  by  reference  to  Registrant’s  Post-Effective  Amendment No. 96 to the Registration Statement filed on February 13, 2009 (File No. 2-77503).